Disclosure of detailed information about shares, activity explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Beginning Balance	$ 2,112,345	$ 1,760,079
Equity issuance		195,295
Share issue costs, net of tax	(80)	(6,205)
Warrants exercised	11
Ending Balance	$ 2,178,856	$ 2,112,345
Share capital [Member]
Statements [Line Items]
Number of shares issued and fully paid, beginning balance	261,271,188	237,271,188
Beginning Balance	$ 1,777,409	$ 1,588,319
Equity issuance (in shares)	0	24,000,000
Equity issuance	$ 0	$ 195,295
Share issue costs, net of tax (in shares)	0	0
Share issue costs, net of tax	$ (80)	$ (6,205)
Warrants exercised (in share)	963	0
Warrants exercised	$ 11	$ 0
Number of shares issued and fully paid, ending balance	261,272,151	261,271,188
Ending Balance	$ 1,777,340	$ 1,777,409